Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (note 31)	$ 101.6	$ 27.3
Accounts receivable, net of allowances (note 22)	1,547.5	382.9
Inventory (note 6)	515.9	201.1
Restricted cash holdings from customers (note 31)	4.1	8.9
Regulatory assets (note 20)	21.0	1.1
Risk management assets (note 22)	114.1	38.6
Prepaid expenses and other current assets (notes 28 and 31)	199.9	36.0
Assets held for sale (note 5)	1,528.9	6.0
Total current assets	4,033.0	701.9
Property, plant and equipment (note 7)	10,929.6	6,689.8
Intangible assets (note 8)	711.9	588.8
Goodwill (notes 9)	4,068.2	817.3
Regulatory assets (note 20)	663.0	328.6
Risk management assets (note 22)	57.7	15.9
Deferred income taxes (note 19)		2.8
Restricted cash holdings from customers (note 31)	6.1	7.5
Prepaid post-retirement benefits (note 28)	342.7
Long-term investments and other assets (notes 11, 22, 28 and 31)	283.1	312.6
Investments accounted for by the equity method (note 13)	2,392.4	567.0
Total assets	23,487.7	10,032.2
Current liabilities
Accounts payable and accrued liabilities (notes 17 and 22)	1,488.2	415.3
Dividends payable (note 22)	22.0	32.0
Short-term debt (notes 14 and 22)	1,209.9	46.8
Current portion of long-term debt (notes 15 and 22)	890.2	188.9
Customer deposits	98.0	30.8
Regulatory liabilities (note 20)	114.9	10.9
Risk management liabilities (note 22)	89.3	57.6
Other current liabilities (note 22)	18.1	32.6
Liabilities associated with assets held for sale (note 5)	171.4	0.3
Total current liabilities	4,102.0	815.2
Long-term debt (notes 15 and 22)	8,066.9	3,436.5
Asset retirement obligations (note 16)	500.6	88.3
Unamortized investment tax credits (note 19)	190.1
Deferred income taxes (note 19)	957.9	444.2
Regulatory liabilities (note 20)	1,392.8	268.6
Risk management liabilities (note 22)	213.0	13.8
Other long-term liabilities (note 17,18 and 22)	122.0	201.9
Future employee obligations (note 28)	302.2	124.5
Total liabilities	15,847.5	5,393.0
Shareholders' equity
Common shares, no par values, unlimited shares authorized; 2018 - 275.2 million and 2017 - 175.3 million issued and outstanding (note 24)	6,653.9	4,007.9
Preferred shares (note 24)	1,318.8	1,277.7
Contributed surplus	373.2	22.3
Accumulated deficit	(1,905.3)	(933.6)
Accumulated other comprehensive income (AOCI) (note 21)	579.0	199.1
Total shareholders' equity	7,019.6	4,573.4
Non-controlling interests	620.6	65.8
Total equity	7,640.2	4,639.2
Total liabilities and shareholders' equity	$ 23,487.7	$ 10,032.2